Financial liabilities at amortized cost – payables to network (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities At Amortized Cost Payables To Network
Fair value	$ 336	$ 320
Average remuneration rate	0.34%	0.40%